Allowance for Losses on Loans - Allowance for Losses on Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	$ 114,591	$ 116,741
Charge-offs	(14,600)	(15,099)
Recoveries	19,970	29,463
Provision & Transfers	(13,132)	(16,514)
Ending Allowance	106,829	114,591
Single-family residential
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	62,763	64,184
Charge-offs	(5,524)	(8,529)
Recoveries	13,403	17,684
Provision & Transfers	(23,295)	(10,576)
Ending Allowance	47,347	62,763
Construction - speculative
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	6,742	8,407
Charge-offs	(388)	(949)
Recoveries	120	97
Provision & Transfers	206	(813)
Ending Allowance	6,680	6,742
Construction - custom
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	1,695	882
Charge-offs	0	0
Recoveries	0	0
Provision & Transfers	(705)	813
Ending Allowance	990	1,695
Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	5,592	9,165
Charge-offs	(38)	(541)
Recoveries	207	3,071
Provision & Transfers	20	(6,103)
Ending Allowance	5,781	5,592
Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	3,077	3,552
Charge-offs	(459)	(658)
Recoveries	221	22
Provision & Transfers	107	161
Ending Allowance	2,946	3,077
Multi-family
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	4,248	3,816
Charge-offs	0	0
Recoveries	220	0
Provision & Transfers	836	432
Ending Allowance	5,304	4,248
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	7,548	5,595
Charge-offs	(1,711)	(105)
Recoveries	735	33
Provision & Transfers	2,388	2,025
Ending Allowance	8,960	7,548
Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	16,527	16,614
Charge-offs	(3,354)	(826)
Recoveries	1,374	5,043
Provision & Transfers	10,433	(4,304)
Ending Allowance	24,980	16,527
HELOC
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	928	1,002
Charge-offs	(66)	(48)
Recoveries	2	0
Provision & Transfers	38	(26)
Ending Allowance	902	928
Consumer
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	3,227	3,524
Charge-offs	(3,060)	(3,443)
Recoveries	3,688	3,513
Provision & Transfers	(916)	(367)
Ending Allowance	2,939	3,227
Covered Loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	2,244	0
Charge-offs	0	0
Recoveries	0	0
Provision & Transfers	(2,244)	2,244
Ending Allowance	$ 0	$ 2,244